Tax-Managed Growth Portfolio

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 3.2%
Arconic, Inc.	4	$76
Boeing Co. (The)	978,094	373,064,614
General Dynamics Corp.	136,698	23,140,238
Harris Corp.	444	70,911
Huntington Ingalls Industries, Inc.	1,096	227,091
Lockheed Martin Corp.	66,811	20,053,990
Northrop Grumman Corp.	44,132	11,897,987
Raytheon Co.	246,559	44,893,463
United Technologies Corp.	845,463	108,971,726

		$582,320,096

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	808,310	$70,314,887
Expeditors International of Washington, Inc.	1,300	98,670
FedEx Corp.	305,613	55,441,254
United Parcel Service, Inc., Class B	1,654,559	184,880,423

		$310,735,234

Airlines — 0.0%(1)
American Airlines Group, Inc.	66,989	$2,127,571
Delta Air Lines, Inc.	53,198	2,747,677
Southwest Airlines Co.	27,165	1,410,135

		$6,285,383

Auto Components — 0.6%
Adient PLC	15,055	$195,113
Aptiv PLC	886,000	70,428,140
BorgWarner, Inc.	800	30,728
Garrett Motion, Inc.(2)	36,184	532,990
Gentex Corp.	1,443,192	29,845,211

		$101,032,182

Automobiles — 0.1%
Daimler AG	38,000	$2,225,660
Ford Motor Co.	1,212,584	10,646,488
General Motors Co.	73,598	2,730,486
Harley-Davidson, Inc.	20,162	718,977
Tesla, Inc.(2)	7,397	2,070,124
Toyota Motor Corp. ADR	5,000	590,100

		$18,981,835

Banks — 5.6%
Bank of America Corp.	2,766,596	$76,330,384
Bank of Montreal	4	299
BB&T Corp.	1,407,531	65,492,417
CIT Group, Inc.	34,570	1,658,323
Citigroup, Inc.	859,598	53,484,188
Commerce Bancshares, Inc.	45,657	2,650,845
CVB Financial Corp.	152,000	3,199,600

Security	Shares	Value
Fifth Third Bancorp	1,205,751	$30,409,040
First Republic Bank	1,200	120,552
HSBC Holdings PLC	220,592	1,795,998
HSBC Holdings PLC ADR	424	17,206
Huntington Bancshares, Inc.	144,510	1,832,387
ING Groep NV ADR	131,519	1,596,641
JPMorgan Chase & Co.	3,567,060	361,093,484
KeyCorp	111,489	1,755,952
M&T Bank Corp.	230,611	36,210,539
PNC Financial Services Group, Inc. (The)	91,371	11,207,567
Regions Financial Corp.	714,736	10,113,514
Societe Generale SA	460,793	13,313,914
Sterling Bancorp	103,627	1,930,571
SunTrust Banks, Inc.	481,054	28,502,450
SVB Financial Group(2)	28,107	6,249,873
Synovus Financial Corp.	1,565	53,773
Toronto-Dominion Bank (The)	30,213	1,641,472
U.S. Bancorp	1,558,252	75,092,164
Wells Fargo & Co.	5,049,454	243,989,617
Western Alliance Bancorp(2)	23,987	984,426

		$1,030,727,196

Beverages — 2.3%
Anheuser-Busch InBev SA/NV ADR	25,379	$2,131,075
Boston Beer Co., Inc. (The), Class A(2)	4,730	1,394,073
Brown-Forman Corp., Class A	9,750	498,907
Brown-Forman Corp., Class B	93,782	4,949,814
Coca-Cola Co. (The)	3,249,463	152,269,836
Constellation Brands, Inc., Class A	39,872	6,990,758
Diageo PLC ADR	5,226	855,026
Keurig Dr Pepper, Inc.	2,700	75,519
Molson Coors Brewing Co., Class B	186,000	11,094,900
Monster Beverage Corp.(2)	171,250	9,346,825
PepsiCo, Inc.	1,923,392	235,711,689

		$425,318,422

Biotechnology — 3.3%
AbbVie, Inc.	1,748,715	$140,928,942
Agios Pharmaceuticals, Inc.(2)	74,972	5,056,112
Alexion Pharmaceuticals, Inc.(2)	470,965	63,665,049
Alkermes PLC(2)	5,000	182,450
Alnylam Pharmaceuticals, Inc.(2)	122,200	11,419,590
Amgen, Inc.	697,845	132,576,593
Argenx SE ADR(2)	80,000	9,987,200
Biogen, Inc.(2)	234,068	55,328,994
Celgene Corp.(2)	256,363	24,185,285
Exact Sciences Corp.(2)	130,554	11,308,587
Gilead Sciences, Inc.	1,120,774	72,861,518
Incyte Corp.(2)	82,222	7,071,914
Neurocrine Biosciences, Inc.(2)	64,045	5,642,365
Regeneron Pharmaceuticals, Inc.(2)	18,129	7,444,130
Sarepta Therapeutics, Inc.(2)	112,248	13,378,839
Vertex Pharmaceuticals, Inc.(2)	239,593	44,073,132

		$605,110,700

Security	Shares	Value
Building Products — 0.4%
A.O. Smith Corp.	27,845	$1,484,696
Fortune Brands Home & Security, Inc.	2,923	139,164
Johnson Controls International PLC	335,950	12,409,993
Lennox International, Inc.	168,620	44,583,128
Lennox International, Inc.(3)	48,340	12,781,096
Masco Corp.	25,000	982,750
Resideo Technologies, Inc.(2)	60,308	1,163,341

		$73,544,168

Capital Markets — 4.2%
Affiliated Managers Group, Inc.	58,716	$6,289,071
Ameriprise Financial, Inc.	216,005	27,670,241
Bank of New York Mellon Corp. (The)	474,409	23,924,446
BlackRock, Inc.	11,190	4,782,270
Brookfield Asset Management, Inc., Class A	89,070	4,155,116
Cboe Global Markets, Inc.	199,945	19,082,751
Charles Schwab Corp. (The)	3,896,040	166,594,670
CME Group, Inc.	200,216	32,951,549
E*TRADE Financial Corp.	4,593	213,253
FactSet Research Systems, Inc.	4,497	1,116,470
Federated Investors, Inc., Class B	549	16,091
Franklin Resources, Inc.	211,191	6,998,870
Goldman Sachs Group, Inc. (The)	676,067	129,798,103
Intercontinental Exchange, Inc.	146,351	11,143,165
Invesco, Ltd.	1,470	28,386
Legg Mason, Inc.	122,902	3,363,828
LPL Financial Holdings, Inc.	215,573	15,014,659
Moody’s Corp.	241,264	43,690,498
Morgan Stanley	2,553,982	107,778,040
Nasdaq, Inc.	71,203	6,229,550
Northern Trust Corp.	2,500	226,025
Raymond James Financial, Inc.	15,043	1,209,608
S&P Global, Inc.	231,284	48,696,846
SEI Investments Co.	150,000	7,837,500
State Street Corp.	563,949	37,113,484
Stifel Financial Corp.	112,796	5,951,117
T. Rowe Price Group, Inc.	544,617	54,527,054
UBS Group AG(2)	9	109
Waddell & Reed Financial, Inc., Class A	9,248	159,898

		$766,562,668

Chemicals — 1.4%
AdvanSix, Inc.(2)	1,768	$50,512
Air Products and Chemicals, Inc.	9,369	1,789,104
Albemarle Corp.	90,157	7,391,071
Balchem Corp.	17,292	1,604,697
Celanese Corp., Series A	4,000	394,440
Chemours Co. (The)	151	5,611
DowDuPont, Inc.	1,279,490	68,209,612
Eastman Chemical Co.	650	49,322
Ecolab, Inc.	567,391	100,167,207
International Flavors & Fragrances, Inc.	5,000	643,950
Linde PLC	6,143	1,080,738
LyondellBasell Industries NV, Class A	4,274	359,358

Security	Shares	Value
NewMarket Corp.	12,318	$5,340,592
PPG Industries, Inc.	374,556	42,276,136
Sherwin-Williams Co. (The)	40,602	17,487,687
Valvoline, Inc.	18,278	339,240
Westlake Chemical Corp.	1,000	67,860

		$247,257,137

Commercial Services & Supplies — 0.2%
Copart, Inc.(2)	3,800	$230,242
Pitney Bowes, Inc.	14,270	98,035
Republic Services, Inc.	1,750	140,665
Stericycle, Inc.(2)	13,300	723,786
Waste Connections, Inc.	115,655	10,245,876
Waste Management, Inc.	198,213	20,596,313

		$32,034,917

Communications Equipment — 2.1%
Arista Networks, Inc.(2)	777,596	$244,522,838
Cisco Systems, Inc.	2,476,199	133,689,984
Juniper Networks, Inc.	285,300	7,551,891
Motorola Solutions, Inc.	38,385	5,390,022
Nokia Oyj ADR	192	1,098

		$391,155,833

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$88,320
Jacobs Engineering Group, Inc.	56,851	4,274,627
Quanta Services, Inc.	2,000	75,480

		$4,438,427

Construction Materials — 0.0%(1)
Vulcan Materials Co.	38,764	$4,589,658

		$4,589,658

Consumer Finance — 1.5%
American Express Co.	1,052,170	$115,002,181
Capital One Financial Corp.	131,863	10,771,889
Discover Financial Services	1,234,633	87,856,484
LendingClub Corp.(2)	79,691	246,245
Navient Corp.	10,200	118,014
SLM Corp.	10,200	101,082
Synchrony Financial	1,650,507	52,651,173

		$266,747,068

Containers & Packaging — 0.1%
AptarGroup, Inc.	65,000	$6,915,350
Avery Dennison Corp.	2,250	254,250
Ball Corp.	25,288	1,463,164
Bemis Co., Inc.	50,882	2,822,933
Crown Holdings, Inc.(2)	13,787	752,356
International Paper Co.	42,284	1,956,481
Packaging Corp. of America	5,590	555,534
Sonoco Products Co.	390	23,997
WestRock Co.	39,303	1,507,270

		$16,251,335

Security	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	211,037	$23,642,475
LKQ Corp.(2)	49,518	1,405,321

		$25,047,796

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$613,103

		$613,103

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class A(2)	453	$136,450,395
Berkshire Hathaway, Inc., Class B(2)	1,516,081	304,565,512

		$441,015,907

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	688,957	$21,605,692
CenturyLink, Inc.	5,086	60,981
Frontier Communications Corp.(2)	894	1,779
Verizon Communications, Inc.	1,185,329	70,088,504
Windstream Holdings, Inc.(2)	821	246

		$91,757,202

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,835,000
Entergy Corp.	600	57,378
Exelon Corp.	28,310	1,419,180
NextEra Energy, Inc.	129,341	25,004,202
Southern Co. (The)	97,898	5,059,369

		$34,375,129

Electrical Equipment — 1.0%
Acuity Brands, Inc.	11,121	$1,334,631
AMETEK, Inc.	70,596	5,857,350
Eaton Corp. PLC	130,490	10,512,274
Emerson Electric Co.	2,161,529	147,999,891
Hubbell, Inc.	1,978	233,365
nVent Electric PLC	4	108
Rockwell Automation, Inc.	123,165	21,610,531

		$187,548,150

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	10,986	$1,037,518
CDW Corp.	142,695	13,751,517
Corning, Inc.	1,584,143	52,435,133
Keysight Technologies, Inc.(2)	13,835	1,206,412
Knowles Corp.(2)	8,001	141,058
TE Connectivity, Ltd.	40,503	3,270,617
Trimble, Inc.(2)	3,200	129,280

		$71,971,535

Energy Equipment & Services — 0.5%
Apergy Corp.(2)	156,414	$6,422,359
Frank’s International NV(2)	1,500,000	9,315,000
Halliburton Co.	951,372	27,875,200
National Oilwell Varco, Inc.	5,061	134,825
Schlumberger, Ltd.	1,194,903	52,061,924
Transocean, Ltd.(2)	3,626	31,582

		$95,840,890

Security	Shares	Value
Entertainment — 1.8%
Activision Blizzard, Inc.	218,092	$9,929,729
Electronic Arts, Inc.(2)	48,820	4,961,576
Liberty Braves Group, Series A(2)	1,236	34,534
Liberty Braves Group, Series C(2)	2,473	68,675
Liberty Formula One, Series A(2)	3,091	105,218
Liberty Formula One, Series C(2)	6,183	216,714
Live Nation Entertainment, Inc.(2)	1,800	114,372
Netflix, Inc.(2)	145,197	51,771,442
Viacom, Inc., Class B	371,798	10,436,370
Walt Disney Co. (The)	2,251,416	249,974,685

		$327,613,315

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	32,841	$6,471,647
AvalonBay Communities, Inc.	7,000	1,405,110
Host Hotels & Resorts, Inc.	222,765	4,210,259
ProLogis, Inc.	28,120	2,023,234
Public Storage	49	10,671
Simon Property Group, Inc.	25,563	4,657,834

		$18,778,755

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	883,550	$213,942,797
Kroger Co. (The)	145,541	3,580,309
Sprouts Farmers Market, Inc.(2)	1,554,670	33,487,592
Sysco Corp.	443,417	29,602,519
Walgreens Boots Alliance, Inc.	618,884	39,156,791
Walmart, Inc.	876,735	85,507,964

		$405,277,972

Food Products — 1.7%
Archer-Daniels-Midland Co.	307,441	$13,259,930
Campbell Soup Co.	751,320	28,647,832
Conagra Brands, Inc.	441,775	12,254,838
Flowers Foods, Inc.	261,924	5,584,220
General Mills, Inc.	19,387	1,003,277
Hain Celestial Group, Inc. (The)(2)	17,240	398,589
Hershey Co. (The)	552,434	63,435,996
Hormel Foods Corp.	289,691	12,966,569
JM Smucker Co. (The)	19,434	2,264,061
Kellogg Co.	64,390	3,694,698
Kraft Heinz Co. (The)	71,744	2,342,442
Lamb Weston Holdings, Inc.	95,308	7,142,382
McCormick & Co., Inc.	51,969	7,828,090
Mondelez International, Inc., Class A	689,111	34,400,421
Nestle SA	1,118,348	106,634,942
Tyson Foods, Inc., Class A	24,682	1,713,671

		$303,571,958

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	1,839,301	$147,033,722
ABIOMED, Inc.(2)	80,924	23,111,085
Avanos Medical, Inc.(2)	542	23,133
Baxter International, Inc.	31,292	2,544,352
Becton, Dickinson and Co.	13,625	3,402,571
Boston Scientific Corp.(2)	34,020	1,305,688

Security	Shares	Value
Danaher Corp.	139,683	$18,440,950
DexCom, Inc.(2)	94,962	11,309,974
Edwards Lifesciences Corp.(2)	5,200	994,916
Hologic, Inc.(2)	154,947	7,499,435
Intuitive Surgical, Inc.(2)	122,433	69,857,821
Medtronic PLC	533,555	48,596,189
Penumbra, Inc.(2)	61,973	9,110,651
Smith & Nephew PLC ADR	5,500	220,605
Stryker Corp.	272,453	53,814,917
Varian Medical Systems, Inc.(2)	5,609	794,907
Zimmer Biomet Holdings, Inc.	151,180	19,305,686

		$417,366,602

Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.(2)	32,000	$937,920
Anthem, Inc.	142,418	40,871,118
Cardinal Health, Inc.	29,130	1,402,610
Centene Corp.(2)	61,728	3,277,757
Cigna Corp.	21,128	3,397,805
Covetrus, Inc.(2)	10,538	335,635
CVS Health Corp.	1,243,350	67,053,865
DaVita, Inc.(2)	157,055	8,526,516
HCA Healthcare, Inc.	187,964	24,506,746
Henry Schein, Inc.(2)	26,346	1,583,658
Humana, Inc.	1,260	335,160
McKesson Corp.	6,118	716,173
Molina Healthcare, Inc.(2)	151,406	21,493,596
UnitedHealth Group, Inc.	95,832	23,695,420

		$198,133,979

Health Care Technology — 0.0%(1)
Cerner Corp.(2)	17,440	$997,742

		$997,742

Hotels, Restaurants & Leisure — 4.0%
Aramark	99,669	$2,945,219
Carnival Corp.	21,669	1,099,052
Chipotle Mexican Grill, Inc.(2)	121,117	86,030,616
Choice Hotels International, Inc.	30,002	2,332,356
Darden Restaurants, Inc.	21,300	2,587,311
Domino’s Pizza, Inc.	148	38,199
Hilton Worldwide Holdings, Inc.	106,201	8,826,365
Hyatt Hotels Corp.(3)	653,442	47,420,286
Marriott International, Inc., Class A	1,575,495	197,078,670
McDonald’s Corp.	41,888	7,954,531
MGM Resorts International	50,000	1,283,000
Starbucks Corp.	4,031,242	299,682,530
Texas Roadhouse, Inc.	398,116	24,758,834
Yum China Holdings, Inc.	360,498	16,189,965
Yum! Brands, Inc.	322,588	32,197,508

		$730,424,442

Household Durables — 0.1%
D.R. Horton, Inc.	5,956	$246,459
Leggett & Platt, Inc.	52,679	2,224,107
Lennar Corp., Class A	4,389	215,456
Lennar Corp., Class B	21	821

Security	Shares	Value
Mohawk Industries, Inc.(2)	2,820	$355,743
Newell Brands, Inc.	479,252	7,351,726
NVR, Inc.(2)	1,822	5,041,474
PulteGroup, Inc.	29,551	826,246
Tempur Sealy International, Inc.(2)	135,025	7,786,892
Toll Brothers, Inc.	2,223	80,473
Whirlpool Corp.	1,391	184,850

		$24,314,247

Household Products — 1.6%
Church & Dwight Co., Inc.	126,120	$8,983,528
Clorox Co. (The)	1,751	280,965
Colgate-Palmolive Co.	1,449,406	99,342,287
Energizer Holdings, Inc.	9,500	426,835
Kimberly-Clark Corp.	42,160	5,223,624
Procter & Gamble Co. (The)	1,787,419	185,980,947

		$300,238,186

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$31,278

		$31,278

Industrial Conglomerates — 1.5%
3M Co.	689,583	$143,281,556
Carlisle Cos., Inc.	55,809	6,843,299
General Electric Co.	5,669,269	56,635,997
Honeywell International, Inc.	374,913	59,581,174
Roper Technologies, Inc.	20,247	6,923,867

		$273,265,893

Insurance — 1.6%
Aegon NV ADR	5	$24
Aflac, Inc.	695,978	34,798,900
Alleghany Corp.(2)	3,985	2,440,414
Allstate Corp. (The)	37,408	3,523,085
American International Group, Inc.	160,299	6,902,475
Aon PLC	126,854	21,653,978
Arch Capital Group, Ltd.(2)	66,915	2,162,693
Arthur J. Gallagher & Co.	387,203	30,240,554
Assurant, Inc.	10,300	977,573
Brighthouse Financial, Inc.(2)	936	33,967
Chubb, Ltd.	26,886	3,766,191
Cincinnati Financial Corp.	159,319	13,685,502
Fidelity National Financial, Inc.(3)	55,779	2,038,722
Hartford Financial Services Group, Inc.	32,187	1,600,338
Markel Corp.(2)	6,362	6,338,079
Marsh & McLennan Cos., Inc.	132,023	12,396,960
MetLife, Inc.	16,661	709,259
Progressive Corp. (The)	1,256,865	90,607,398
Prudential Financial, Inc.	20,261	1,861,581
Reinsurance Group of America, Inc.	6,425	912,221
Torchmark Corp.	420,642	34,471,612
Travelers Cos., Inc. (The)	126,924	17,408,896
Trisura Group, Ltd.(2)	124	2,782

Security	Shares	Value
Willis Towers Watson PLC	101	$17,741
WR Berkley Corp.	1,500	127,080

		$288,678,025

Interactive Media & Services — 7.4%
Alphabet, Inc., Class A(2)	296,191	$348,584,226
Alphabet, Inc., Class C(2)	372,847	437,465,114
Baidu, Inc. ADR(2)	72,500	11,951,625
CarGurus, Inc.(2)	37,803	1,514,388
Cars.com, Inc.(2)	400	9,120
Facebook, Inc., Class A(2)	3,210,710	535,193,250
IAC/InterActiveCorp.(2)	6,680	1,403,535
Twitter, Inc.(2)	566,448	18,624,810
Yelp, Inc.(2)	149,508	5,158,026

		$1,359,904,094

Internet & Direct Marketing Retail — 4.8%
Alibaba Group Holding, Ltd. ADR(2)	220,999	$40,321,268
Altaba, Inc.(2)	144,070	10,678,468
Amazon.com, Inc.(2)	378,833	674,606,865
Booking Holdings, Inc.(2)	50,995	88,981,685
Ctrip.com International, Ltd. ADR(2)	5,200	227,188
eBay, Inc.	1,337,694	49,681,955
Expedia Group, Inc.	2,670	317,730
Qurate Retail, Inc.(2)	97,587	1,559,440
Wayfair, Inc., Class A(2)	60,453	8,974,248

		$875,348,847

IT Services — 3.2%
Accenture PLC, Class A	762,123	$134,148,890
Akamai Technologies, Inc.(2)	226,957	16,275,086
Alliance Data Systems Corp.	686	120,036
Automatic Data Processing, Inc.	163,244	26,076,597
Broadridge Financial Solutions, Inc.	50,205	5,205,756
Cognizant Technology Solutions Corp., Class A	6,590	477,445
Fidelity National Information Services, Inc.	18,757	2,121,417
First Data Corp., Class A(2)	16,886	443,595
Fiserv, Inc.(2)	634,834	56,043,146
International Business Machines Corp.	549,177	77,488,875
Mastercard, Inc., Class A	68,159	16,048,037
Okta, Inc.(2)	176,539	14,605,071
Paychex, Inc.	430,763	34,547,193
PayPal Holdings, Inc.(2)	166,891	17,329,961
Sabre Corp.	157,290	3,364,433
Shopify, Inc., Class A(2)	12,324	2,546,385
Square, Inc., Class A(2)	217,340	16,283,113
Total System Services, Inc.	5	475
Twilio, Inc., Class A(2)	242,604	31,339,585
VeriSign, Inc.(2)	19,374	3,517,543
Visa, Inc., Class A	856,452	133,769,238
Western Union Co. (The)	83,244	1,537,517

		$593,289,394

Leisure Products — 0.0%(1)
Hasbro, Inc.	786	$66,826

Security	Shares	Value
Mattel, Inc.(2)	3,941	$51,233
Polaris Industries, Inc.	20,355	1,718,572

		$1,836,631

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	658,756	$52,950,807
Illumina, Inc.(2)	53,523	16,629,061
IQVIA Holdings, Inc.(2)	34,269	4,929,596
Thermo Fisher Scientific, Inc.	43,081	11,792,131

		$86,301,595

Machinery — 1.6%
Caterpillar, Inc.	255,023	$34,553,066
Cummins, Inc.	525	82,882
Deere & Co.	176,903	28,276,176
Donaldson Co., Inc.	138,864	6,951,532
Dover Corp.	340,788	31,965,915
Fortive Corp.	28,333	2,376,855
Illinois Tool Works, Inc.	1,059,659	152,092,856
Ingersoll-Rand PLC	20,103	2,170,119
Lincoln Electric Holdings, Inc.	53,660	4,500,464
Manitowoc Co., Inc. (The)(2)	11,435	187,648
Middleby Corp.(2)	2,000	260,060
PACCAR, Inc.	186,094	12,680,445
Parker-Hannifin Corp.	18,857	3,236,238
Pentair PLC	4	178
Snap-on, Inc.	29,674	4,644,575
Stanley Black & Decker, Inc.	288	39,217
WABCO Holdings, Inc.(2)	3,080	406,036
Wabtec Corp.	44,679	3,293,736
Welbilt, Inc.(2)	45,741	749,238
Xylem, Inc.	9,450	746,928

		$289,214,164

Media — 0.8%
CBS Corp., Class B	567,183	$26,958,208
Comcast Corp., Class A	2,768,945	110,702,421
Discovery, Inc., Class A(2)	6,930	187,249
Discovery, Inc., Class C(2)	207	5,262
Fox Corp., Class A(2)	5,411	198,638
Interpublic Group of Cos., Inc. (The)	726	15,253
Liberty Broadband Corp., Series A(2)	3,091	283,259
Liberty Broadband Corp., Series C(2)	6,183	567,228
Liberty Global PLC, Class A(2)	8,854	220,642
Liberty Global PLC, Class C(2)	27,614	668,535
Liberty Latin America Ltd., Class A(2)	1,546	29,900
Liberty Latin America Ltd., Class C(2)	4,825	93,846
Liberty SiriusXM Group, Series A(2)	12,367	472,172
Liberty SiriusXM Group, Series C(2)	24,734	945,828
News Corp., Class A	24	299
Omnicom Group, Inc.	114,080	8,326,699
Sirius XM Holdings, Inc.	53,280	302,098
TEGNA, Inc.	1,201	16,934

		$149,994,471

Metals & Mining — 0.2%
Alcoa Corp.(2)	5,862	$165,074

Security	Shares	Value
Cleveland-Cliffs, Inc.	527,743	$5,272,152
Freeport-McMoRan, Inc.	39,813	513,189
Glencore PLC	598,405	2,479,884
Lonmin PLC(2)	64	61
Nucor Corp.	232,117	13,544,027
Southern Copper Corp.	12,126	481,160
Steel Dynamics, Inc.	182,124	6,423,513
Steel Dynamics, Inc.(3)	50,000	1,763,500

		$30,642,560

Multi-Utilities — 0.1%
Consolidated Edison, Inc.	44,975	$3,814,330
Dominion Energy, Inc.	13,510	1,035,677
DTE Energy Co.	64,168	8,004,316
Sempra Energy	67,787	8,531,672
WEC Energy Group, Inc.	8,855	700,253

		$22,086,248

Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	142,658	$14,984,797
Nordstrom, Inc.	7,429	329,699
Target Corp.	36,405	2,921,865

		$18,236,361

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	800,521	$36,407,695
Antero Resources Corp.(2)	1,876,986	16,573,786
Apache Corp.	175,832	6,094,337
California Resources Corp.(2)	275	7,070
Cheniere Energy, Inc.(2)	642,304	43,907,902
Chesapeake Energy Corp.(2)	284	880
Chevron Corp.	923,156	113,714,356
Concho Resources, Inc.	40,000	4,438,400
ConocoPhillips	267,227	17,834,730
Devon Energy Corp.	1,378,677	43,511,046
EOG Resources, Inc.	818,071	77,863,998
EQT Corp.	180,474	3,743,031
Equitrans Midstream Corp.(2)	144,379	3,144,575
Exxon Mobil Corp.	2,902,964	234,559,491
Hess Corp.	64,190	3,866,164
HollyFrontier Corp.	8,000	394,160
Kinder Morgan, Inc.	50,432	1,009,144
Marathon Oil Corp.	123,481	2,063,368
Marathon Petroleum Corp.	165,207	9,887,639
Murphy Oil Corp.	145,312	4,257,642
Occidental Petroleum Corp.	25,712	1,702,134
Phillips 66	179,966	17,127,364
Pioneer Natural Resources Co.	14,430	2,197,400
Range Resources Corp.	669,731	7,527,777
Royal Dutch Shell PLC, Class A ADR	40,356	2,525,882
Southwestern Energy Co.(2)	720	3,377
Valero Energy Corp.	25,934	2,199,981
Williams Cos., Inc. (The)	56,025	1,609,038
WPX Energy, Inc.(2)	666	8,731

		$658,181,098

Security	Shares	Value
Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	36,075	$5,972,216
Unilever NV - NY Shares	19,032	1,109,375
Unilever PLC ADR	18,708	1,079,826

		$8,161,417

Pharmaceuticals — 5.3%
Allergan PLC	104,620	$15,317,414
AstraZeneca PLC ADR	870	35,174
Bristol-Myers Squibb Co.	2,091,988	99,808,747
Catalent, Inc.(2)	45,943	1,864,826
Eli Lilly & Co.	1,834,988	238,108,043
GlaxoSmithKline PLC ADR	1,468	61,348
Johnson & Johnson	2,245,683	313,924,027
Mallinckrodt PLC(2)	6	130
Merck & Co., Inc.	1,430,930	119,010,448
Novartis AG ADR	114,621	11,019,663
Novo Nordisk A/S ADR	1,283,586	67,144,384
Pfizer, Inc.	1,968,091	83,584,825
Roche Holding AG ADR	35,808	1,231,437
Sanofi ADR	5,100	225,828
Takeda Pharmaceutical Co., Ltd. ADR(2)	31,905	649,905
Teva Pharmaceutical Industries, Ltd. ADR(2)	576,992	9,047,235
Zoetis, Inc.	58,052	5,844,095

		$966,877,529

Professional Services — 0.2%
Equifax, Inc.	12,654	$1,499,499
Nielsen Holdings PLC	72,356	1,712,667
On Assignment, Inc.(2)	170,225	10,807,585
Verisk Analytics, Inc.	102,837	13,677,321

		$27,697,072

Road & Rail — 0.9%
Canadian National Railway Co.	403,231	$36,081,110
Canadian Pacific Railway, Ltd.	942	194,080
CSX Corp.	191,913	14,358,931
Kansas City Southern	12,000	1,391,760
Norfolk Southern Corp.	235,873	44,082,305
Union Pacific Corp.	428,874	71,707,733

		$167,815,919

Semiconductors & Semiconductor Equipment — 5.4%
Analog Devices, Inc.	633,348	$66,672,544
Applied Materials, Inc.	100,000	3,966,000
ASML Holding NV - NY Shares	12,018	2,259,985
Broadcom, Inc.	90,809	27,307,174
Cypress Semiconductor Corp.	107,346	1,601,602
Intel Corp.	7,255,880	389,640,756
Lam Research Corp.	49,041	8,778,829
Marvell Technology Group, Ltd.	95,391	1,897,327
Microchip Technology, Inc.	577,298	47,892,642
Micron Technology, Inc.(2)	216,134	8,932,818
NVIDIA Corp.	482,589	86,653,681
Qorvo, Inc.(2)	13,586	974,524
QUALCOMM, Inc.	3,727,059	212,554,175
Texas Instruments, Inc.	1,024,554	108,674,443

Security	Shares	Value
Versum Materials, Inc.	1,129	$56,800
Xilinx, Inc.	104,186	13,209,743

		$981,073,043

Software — 6.2%
2U, Inc.(2)	37,324	$2,644,405
Adobe, Inc.(2)	384,388	102,435,558
Autodesk, Inc.(2)	14,293	2,227,135
Box, Inc., Class A(2)	176,143	3,401,321
Cadence Design Systems, Inc.(2)	559,754	35,549,977
CDK Global, Inc.	3	176
Check Point Software Technologies, Ltd.(2)	151,500	19,163,235
Citrix Systems, Inc.	5,976	595,568
Coupa Software, Inc.(2)	28,188	2,564,544
DocuSign, Inc.(2)	806,526	41,810,308
Dropbox, Inc., Class A(2)	769,232	16,769,258
Envestnet, Inc.(2)	40,000	2,615,600
Envestnet, Inc.(2)(3)	25,000	1,634,750
FireEye, Inc.(2)	82,732	1,389,070
Fortinet, Inc.(2)	20,000	1,679,400
Guidewire Software, Inc.(2)	67,000	6,509,720
Intuit, Inc.	82,542	21,577,304
LogMeIn, Inc.	1,026	82,183
Manhattan Associates, Inc.(2)	56,873	3,134,271
Microsoft Corp.	3,834,687	452,262,985
Nutanix, Inc., Class A(2)	33,412	1,260,969
Oracle Corp.	2,298,259	123,439,491
Palo Alto Networks, Inc.(2)	145,557	35,352,884
Paycom Software, Inc.(2)	550,825	104,177,532
Proofpoint, Inc.(2)	34,904	4,238,393
Red Hat, Inc.(2)	1,050	191,835
salesforce.com, Inc.(2)	144,351	22,860,868
ServiceNow, Inc.(2)	195,352	48,152,315
Splunk, Inc.(2)	306,812	38,228,775
Symantec Corp.	72,900	1,675,971
Synopsys, Inc.(2)	8,560	985,684
Tableau Software, Inc., Class A(2)	13,699	1,743,609
Teradata Corp.(2)	200	8,730
Tyler Technologies, Inc.(2)	10,000	2,044,000
Ultimate Software Group, Inc. (The)(2)	11,791	3,892,563
Workday, Inc., Class A(2)	121,726	23,474,859
Workday, Inc., Class A(2)(3)	19,755	3,809,752

		$1,133,584,998

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	78,893	$13,453,623
AutoNation, Inc.(2)	5,940	212,177
AutoZone, Inc.(2)	2,443	2,501,925
Bed Bath & Beyond, Inc.	22,000	373,780
Best Buy Co., Inc.	252,086	17,913,231
CarMax, Inc.(2)	6,276	438,065
Dick’s Sporting Goods, Inc.	35,000	1,288,350
Gap, Inc. (The)	164,138	4,297,133
GNC Holdings, Inc., Class A(2)	900	2,457
Home Depot, Inc. (The)	5,637	1,081,684

Security	Shares	Value
L Brands, Inc.	307,212	$8,472,907
Lowe’s Cos., Inc.	936,745	102,545,475
O’Reilly Automotive, Inc.(2)	82,957	32,212,203
O’Reilly Automotive, Inc.(2)(3)	77,496	30,091,697
Ross Stores, Inc.	322,588	30,032,943
Ross Stores, Inc.(3)	50,000	4,602,166
Ross Stores, Inc.(3)	88,000	8,192,800
Signet Jewelers, Ltd.	65,986	1,792,180
Tiffany & Co.	14,845	1,566,890
TJX Cos., Inc. (The)	2,321,524	123,528,292
Tractor Supply Co.	244,964	23,947,680
Ulta Beauty, Inc.(2)	78,652	27,428,312

		$435,975,970

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	2,824,983	$536,605,521
Dell Technologies, Class C(2)	2,415	141,736
Hewlett Packard Enterprise Co.	42,402	654,263
NetApp, Inc.	487,040	33,771,354
Pure Storage, Inc., Class A(2)	300,000	6,537,000
Pure Storage, Inc., Class A(2)(3)	1,000,000	21,790,000

		$599,499,874

Textiles, Apparel & Luxury Goods — 1.8%
Hanesbrands, Inc.	221,909	$3,967,733
NIKE, Inc., Class B	3,552,589	299,163,520
Under Armour, Inc., Class A(2)	2,400	50,736
VF Corp.	262,795	22,839,513

		$326,021,502

Thrifts & Mortgage Finance — 0.0%(1)
Essent Group, Ltd.(2)	48,156	$2,092,378

		$2,092,378

Tobacco — 0.6%
Altria Group, Inc.	574,049	$32,967,634
British American Tobacco PLC ADR	3,399	141,806
Philip Morris International, Inc.	870,936	76,982,033

		$110,091,473

Trading Companies & Distributors — 0.2%
Fastenal Co.	489,614	$31,487,076
United Rentals, Inc.(2)	6,000	685,500
W.W. Grainger, Inc.	6,961	2,094,774

		$34,267,350

Wireless Telecommunication Services — 0.0%(1)
America Movil SAB de CV, Series L, ADR	270,852	$3,867,766
Sprint Corp.(2)	1	6
Vodafone Group PLC ADR	5	91

		$3,867,863

Total Common Stocks (identified cost $9,773,241,909)		$18,002,016,216

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$3,143

Total Rights (identified cost $16,441)		$3,143

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(4)	258,038,222	$258,038,222

Total Short-Term Investments (identified cost $258,027,065)		$258,038,222

Total Investments — 99.8% (identified cost $10,031,285,415)		$18,260,057,581

Other Assets, Less Liabilities — 0.2%		$28,906,632

Net Assets — 100.0%		$18,288,964,213

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $1,083,414.

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2019, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Envestnet, Inc.	8/22/18	8/22/19	25,000	$1,476,023	$1,634,750
Fidelity National Financial, Inc.	6/21/18	6/21/19	55,779	2,081,820	2,038,722
Hyatt Hotels Corp.	8/22/18	8/22/19	653,442	51,465,850	47,420,286
Lennox International, Inc.	6/21/18	6/21/19	48,340	9,895,444	12,781,096
O’Reilly Automotive, Inc.	6/21/18	6/21/19	77,496	22,000,790	30,091,697

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Pure Storage, Inc., Class A	6/21/18	6/21/19	1,000,000	$24,165,810	$21,790,000
Ross Stores, Inc.	3/21/19	3/21/20	50,000	4,523,568	4,602,166
Ross Stores, Inc.	6/21/18	6/21/19	88,000	7,614,058	8,192,800
Steel Dynamics, Inc.	6/21/18	6/21/19	50,000	2,345,152	1,763,500
Workday, Inc., Class A	6/21/18	6/21/19	19,755	2,529,664	3,809,752

Total Restricted Securities				$128,098,179	$134,124,769

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$1,933,136,945	$—		$—	$1,933,136,945
Consumer Discretionary	2,553,230,750	4,602,166		—	2,557,832,916
Consumer Staples	1,446,024,486	106,634,942		—	1,552,659,428
Energy	754,021,988	—		—	754,021,988
Financials	2,780,713,330	15,109,912		—	2,795,823,242
Health Care	2,274,788,147	—		—	2,274,788,147
Industrials	1,989,166,773	—		—	1,989,166,773
Information Technology	3,770,574,677	—		—	3,770,574,677
Materials	296,260,745	2,479,945		—	298,740,690
Real Estate	18,778,755	—		—	18,778,755
Utilities	56,492,655	—		—	56,492,655
Total Common Stocks	$17,873,189,251	$128,826,965	*	$—	$18,002,016,216
Rights	$3,143	$—		$—	$3,143
Short-Term Investments	—	258,038,222		—	258,038,222
Total Investments	$17,873,192,394	$386,865,187		$—	$18,260,057,581

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.